Cover	Mar. 14, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 14, 2023
Entity File Number	001-32347
Entity Registrant Name	Ormat Technologies, Inc.
Entity Central Index Key	0001296445
Entity Tax Identification Number	88-0326081
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6140 Plumas Street
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89519-6075
City Area Code	775
Local Phone Number	356-9029
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ORA
Security Exchange Name	NYSE
Entity Emerging Growth Company	false